PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Comprehensive (Loss) Income (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Statements of Comprehensive (Loss) Income
Foreign currency translation adjustments, income taxes	¥ 0	¥ 0	¥ 0
Defined benefit plan, tax	0	0	0
Parent Company | Reportable Legal Entities
Condensed Statements of Comprehensive (Loss) Income
Foreign currency translation adjustments, income taxes	0	¥ 0	¥ 0
Defined benefit plan, tax	¥ 0